May 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:    Kansas City Life Variable Annuity Separate Account
           Registration Statement on Form N-4
           File No. 33-89984

Commissioners:

        Transmitted with this letter via EDGAR, pursuant to Rule 497(j) under the Securities Act of 1933, is the prospectus in the form in which it will be used in connection with the offer of certain flexible premium variable annuity contracts (the “Contracts”). The Contracts, will be issued by Kansas City Life Insurance Company through Kansas City Life Variable Annuity Separate Account and are registered under the above-reference registration statement.

         If you have any questions, please call the undersigned at (816) 753-7299 x8706.

Sincerely,

Michael T. Barker